Commitments and Contingencies - Summary of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 16,095	$ 2,467
2022	15,647	2,398
2023	14,453	2,215
2024	7,288	1,117
2025	2,739	420
Total	¥ 56,222	$ 8,617